LOANS AND FINANCING	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
LOANS AND FINANCING
16.	LOANS AND FINANCING

Borrowings and financing by type

As a result of the confirmation, the borrowings and financing contracted by the Oi Group companies were novated and the related balances were recalculated according to the Plan’s terms and conditions, in accordance with the measures necessary for its implementation and booked as non-current liabilities.

On July 31, 2018 the Company and the other Oi Group completed the financial debt restructuring with the implementation of the applicable terms and conditions provided for in the JRP, pursuant to the notice to the market disclosed by the Company on the same date.

		Contractual maturity
	09/30/2018	Principal	Interest
Senior notes	7,114,600
Local currency
Foreign currency	7,114,600	Jul 2025	Semiannual
Non-qualified bondholders (*)	333,708	Aug 2024 to Feb 2030	Semiannual
Collateralized claims	3,550,621
BNDES	3,550,621	Mar 2024 to Feb 2033	Monthly
Restructuring I	15,073,121
Local currency	8,535,201
Debentures (I)	6,706,134	Aug 2023 to Feb 2035	Semiannual
Other	1,829,067	Aug 2023 to Feb 2035	Semiannual
Foreign currency	6,537,920
Local currency Financial Institution	53,921	Jan 2019 to Dec 203	Monthly
Overall Offer	4,511,903
Local currency	207,035	Feb 2038 to Feb 2042	Single installment
Foreign currency	4,304,868	Feb 2038 to Feb 2042
Loan and debentures from subsidiaries (Note 24)
Subtotal	30,637,874
Incurred debt issuance cost	(12,577)
Fair value adjustment (**)	(14,488,842)
Total	16,136,455
Current	500,291
Non-current	15,636,164

(*)	The claims of Non-qualified Bondholders were novated pursuant to a financing agreement prepared in accordance with the terms of Clause 4.3.3.1 of the JRP.
(**)

Calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Debt issuance costs by type

09/30/2018
Financial institutions	11,922
Public debentures	655
Total	12,577
Current	1,290
Non-current	11,287

Debt breakdown per currency

09/30/2018
Euro	180,859
US dollar	8,692,974
Brazilian reais	7,262,622

Total	16,136,455

Debt breakdown per index

	Index/rate	09/30/2018
Fixed rate	1.75% p.a. –10.00% p.a.	8,648,386
CDI	0.75% p.a. – 1.83% p.a.	3,646,941
TJLP	2.95% p.a. + TJLP	3,549,345
TR	0%	12,412
Other	0%	279,371

Total		16,136,455

Maturity schedule of the long-term debt and debt issuance costs allocation schedule

	Long-term debt	Debt issuance cost
	09/30/2018
2019	883	669
2020	3,530	1,568
2021	3,530	1,568
2022	3,530	1,568
2023 and following years	30,124,820	5,914

Total	30,136,293	11,287

Guarantees

BNDES financing facilities are originally collateralized by receivables of the Company and its subsidiaries Telemar and Oi Móvel. The Company provides guarantees to its subsidiaries Telemar and Oi Móvel for such financing facilities, totaling R$2,642 million.

Covenants

Pursuant to a Clause 17 of Appendix 4.2.4 to the Plan, the Company and its subsidiaries are subject to certain covenants existing in some loan and financing agreements, based on certain financial ratios, including Gross debt-to-EBITDA. The Company monitors on a quarterly basis these terms and conditions of the covenants and the terms and conditions for the period ended September 30, 2018, the Company and its subsidiaries were compliant with all relevant covenants of the agreements.